Loss Before Tax	12 Months Ended
Dec. 31, 2021
Material Income And Expense [Abstract]
Loss Before Tax	5. Loss before tax Loss before tax is stated after charging:
	2021	2020	2019
	(in thousands)
	£	£	£
Administrative expenses:
Amortization	535	478	377
Depreciation	407	412	341